Summary of significant accounting policies - Currency exchange rates (Details)	Dec. 31, 2021 $ / ¥	Dec. 31, 2020 $ / ¥	Dec. 31, 2019 $ / ¥
Foreign Currency Translation
Foreign Currency Exchange Rate, Translation	0.1569	0.1533	0.1436
Foreign Currency Average Exchange Rate Translation	0.1550	0.1448	0.1448